REINSURANCE - Schedule of Reinsurance (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Premiums:
Direct premiums			$ 2,528	$ 1,392
Reinsurance ceded			(629)	(82)
Net premiums	$ 1,099	$ 1,201	1,899	1,310
Claims and policyholder benefits:
Claims incurred and benefits paid			(2,217)	(1,332)
Reinsurance ceded			342	79
Net claims incurred and benefits paid	$ (1,133)	$ (1,148)	$ (1,875)	$ (1,253)